SEGMENT INFORMATION - Segment Revenue and Assets by Geography (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	€ 11,062	€ 9,133	€ 6,329
Non-current assets other than financial instruments and deferred tax assets	14,822	14,834
Spain/Portugal/Andorra
Disclosure of geographical areas [line items]
Revenue	2,706	1,721
Non-current assets other than financial instruments and deferred tax assets	6,561	6,479
Germany
Disclosure of geographical areas [line items]
Revenue	2,218	1,335
Non-current assets other than financial instruments and deferred tax assets	3,176	3,151
Great Britain
Disclosure of geographical areas [line items]
Revenue	2,026	2,076	2,364
Non-current assets other than financial instruments and deferred tax assets	2,395	2,458
France/Monaco
Disclosure of geographical areas [line items]
Revenue	1,803	1,791	1,817
Non-current assets other than financial instruments and deferred tax assets	876	856
Belgium/Luxembourg/Netherlands
Disclosure of geographical areas [line items]
Revenue	1,445	1,414	1,405
Non-current assets other than financial instruments and deferred tax assets	1,041	1,029
Norway
Disclosure of geographical areas [line items]
Revenue	416	408	405
Non-current assets other than financial instruments and deferred tax assets	267	295
Sweden
Disclosure of geographical areas [line items]
Revenue	353	350	€ 338
Non-current assets other than financial instruments and deferred tax assets	421	431
Iceland
Disclosure of geographical areas [line items]
Revenue	95	38
Non-current assets other than financial instruments and deferred tax assets	41	45
Other unallocated
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	€ 44	€ 90